Summary of Significant Accounting Policies (Details)	12 Months Ended
Jan. 01, 2012 Y
Building and building equipment [Member]
Property Plant And Equipment [Abstract]
Estimated useful lives of the assets, Minimum	20
Estimated useful lives of the assets, Maximum	40
Land and leasehold improvements [Member]
Property Plant And Equipment [Abstract]
Estimated useful lives of the assets, Minimum	10
Estimated useful lives of the assets, Maximum	20
Machinery and equipment [Member]
Property Plant And Equipment [Abstract]
Estimated useful lives of the assets, Minimum	2
Estimated useful lives of the assets, Maximum	13